Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

8.   Inventories

At December 31, 2019 and December 31, 2018, inventories consisted of the following:

Inventories

in € THOUS

	2019	2018

Finished goods	940,407	774,133
Health care supplies	399,585	391,593
Raw materials and purchased components	233,609	224,054
Work in process	89,677	77,023
Inventories	1,663,278	1,466,803

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €443,744 of materials, of which €208,841 is committed at December 31, 2019 for 2020. The terms of these agreements run 1 to 5 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 5.

Allowances on Inventories amounted to €69,427 and €62,990 for the years ended December 31, 2019 and 2018, respectively.